Other Liabilities - Workforce Reduction and Environmental Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities
Total amounts accrued for workforce reductions		$ 701	$ 1,359
Charge for structural actions	$ 1,472
Total amounts accrued for non-ARO environmental liabilities		$ 271	$ 248
Amounts accrued for non-ARO environmental liabilities, Balance Sheet location		Other accrued expenses and liabilities	Other accrued expenses and liabilities
Total amounts accrued for ARO liabilities		$ 107	$ 119